Debt securities issued - Summary of debt securities issued (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt securities issued [Line Items]
Debt securities issued, gross	₩ 81,561,725	₩ 77,288,783
In Korean won
Debt securities issued [Line Items]
Debt securities issued, gross	68,382,242	63,927,063
In foreign currency
Debt securities issued [Line Items]
Debt securities issued, gross	₩ 13,179,483	₩ 13,361,720
Debt securities issued | In Korean won
Debt securities issued [Line Items]
Maximum interest rate	7.70%	9.00%
Minimum interest rate	0.00%	0.05%
Debt securities issued, gross	₩ 65,801,744	₩ 61,038,481
Debt securities issued | In foreign currency
Debt securities issued [Line Items]
Maximum interest rate	7.36%	7.59%
Minimum interest rate	0.25%	0.25%
Debt securities issued, gross	₩ 9,697,265	₩ 9,586,831
Subordinated debt securities issued | In Korean won
Debt securities issued [Line Items]
Maximum interest rate	5.20%	4.17%
Minimum interest rate	2.20%	2.20%
Debt securities issued, gross	₩ 2,860,105	₩ 3,275,225
Subordinated debt securities issued | In foreign currency
Debt securities issued [Line Items]
Maximum interest rate	5.00%	5.10%
Minimum interest rate	3.34%	3.34%
Debt securities issued, gross	₩ 3,768,942	₩ 4,145,264
Gain on fair value hedges | In Korean won
Debt securities issued [Line Items]
Gain on fair value hedges	(225,750)	(348,700)
Gain on fair value hedges | In foreign currency
Debt securities issued [Line Items]
Gain on fair value hedges	(240,483)	(324,901)
Discount on debt securities issued | In Korean won
Debt securities issued [Line Items]
Discount on debt securities issued	(53,857)	(37,943)
Discount on debt securities issued | In foreign currency
Debt securities issued [Line Items]
Discount on debt securities issued	₩ (46,241)	₩ (45,474)